FINANCIAL RISK MANAGEMENT - Disclosure of Detailed Information About Cash Flow Hedged Items (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Disclosure of financial assets [line items]
Fair value	R$ 533,410
Accumulated contract gain (loss)	64,016
Gain (loss) in the period	R$ (210,150)
Currency Swap Contract One [Member]
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Fair value	R$ 533,539
Accumulated contract gain (loss)	64,145
Gain (loss) in the period	R$ (215,944)
Forward agreements (The Body Shop and Avon)
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Fair value	R$ 0
Accumulated contract gain (loss)	0
Gain (loss) in the period	R$ 5,173
Forward contract (Natura Indústria)
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Fair value	R$ (129)
Accumulated contract gain (loss)	(129)
Gain (loss) in the period	R$ 621